Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Parenthetical) (Detail) CAD in Millions	May 17, 2017 CAD
Disclosure Of Business Combinations [Abstract]
Carrying value of pre-existing interest	CAD 9,081
Estimated fair value	CAD 11,605